Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN SMARTRETIREMENT FUNDS
JPMORGAN TRUST IV
JPMorgan SmartRetirement® 2065 Fund
(All Share Classes)
(each, a “Fund” and collectively, the “Funds”)
Supplement dated January 4, 2024 to the current
Summary Prospectuses and Prospectuses dated November 1, 2023
As part of the annual review process, effective January 31, 2024, the glide path in the “What are the Fund’s main investment strategies?” and the “More About the Funds — Principal Investment Strategies” sections of each Fund’s summary prospectuses and prospectuses (other than the JPMorgan SmartRetirement Income Fund) will be revised and replaced with the following:
Effective January 31, 2024, the Target Allocations table and corresponding footnote in the “What are the Fund’s main investment strategies?” section of each Fund’s summary prospectuses and prospectuses will be revised and replaced with the following:
JPMorgan SmartRetirement 2050 Fund, JPMorgan SmartRetirement 2055 Fund, JPMorgan SmartRetirement 2060 Fund and JPMorgan SmartRetirement 2065 Fund

Target Allocations[1]
Equity	92.00%
U.S. large cap equity	48.65%
U.S. mid cap equity	6.45%
U.S. small cap equity	3.50%
REITs	1.85%
International equity	23.05%
Emerging markets equity	8.50%

Fixed income	8.00%
U.S. fixed income	6.85%
Inflation managed	0.00%
High yield fixed income	0.90%
Emerging markets debt	0.25%

Money market/Cash and cash equivalents	0.00%
Money market/Cash and cash equivalents	0.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations.

JPMorgan SmartRetirement 2065 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN SMARTRETIREMENT FUNDS
JPMORGAN TRUST IV
JPMorgan SmartRetirement® 2065 Fund
(All Share Classes)
(each, a “Fund” and collectively, the “Funds”)
Supplement dated January 4, 2024 to the current
Summary Prospectuses and Prospectuses dated November 1, 2023
As part of the annual review process, effective January 31, 2024, the glide path in the “What are the Fund’s main investment strategies?” and the “More About the Funds — Principal Investment Strategies” sections of each Fund’s summary prospectuses and prospectuses (other than the JPMorgan SmartRetirement Income Fund) will be revised and replaced with the following:
Effective January 31, 2024, the Target Allocations table and corresponding footnote in the “What are the Fund’s main investment strategies?” section of each Fund’s summary prospectuses and prospectuses will be revised and replaced with the following:
JPMorgan SmartRetirement 2050 Fund, JPMorgan SmartRetirement 2055 Fund, JPMorgan SmartRetirement 2060 Fund and JPMorgan SmartRetirement 2065 Fund

Target Allocations[1]
Equity	92.00%
U.S. large cap equity	48.65%
U.S. mid cap equity	6.45%
U.S. small cap equity	3.50%
REITs	1.85%
International equity	23.05%
Emerging markets equity	8.50%

Fixed income	8.00%
U.S. fixed income	6.85%
Inflation managed	0.00%
High yield fixed income	0.90%
Emerging markets debt	0.25%

Money market/Cash and cash equivalents	0.00%
Money market/Cash and cash equivalents	0.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations.